SEGMENT INFORMATION (Schedule of Major Customer Data) (Details) - Revenues [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.20%	8.60%	13.30%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.60%	11.90%	18.10%